BORROWINGS (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2016	Dec. 31, 2015
Federal Home Loan Banks [Abstract]
Federal Home Loan Bank advances	$ 12,500,000	$ 11,000,000	$ 13,000,000
Carrying interest rates	0.51%		0.18%
Unused credit available under the FHLB blanket pledge agreement			$ 101,900,000
Lines of credit available with other financial institutions	$ 2,000,000		$ 6,000,000
Long term FHLB advances	$ 6,400,000
Average interest rates of FHLB advances	4.00%
Prepayment penalties	$ 532,000